Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000024639 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000024639 | Consumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000024639 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000024639 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000024639 | Midstream
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000024639 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000024639 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000024639 | Cable Satellite
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000024639 | Insurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000024639 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000024641 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000024641 | Consumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000024641 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000024641 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000024641 | Midstream
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000024641 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000024641 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000024641 | Cable Satellite
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000024641 | Insurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000024641 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000177177 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000177177 | Consumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000177177 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000177177 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000177177 | Midstream
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000177177 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000177177 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000177177 | Cable Satellite
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000177177 | Insurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000177177 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000177176 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000177176 | Consumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000177176 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000177176 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000177176 | Midstream
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000177176 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000177176 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000177176 | Cable Satellite
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000177176 | Insurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000177176 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.00%